Operating Segments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
Schedule of Segment Assets Consist of Current Assets, Fixed Assets and Revenues from Company's Operation in Italy and Spain
Segment assets consist of current assets and fixed assets, as included in reports provided regularly to the chief operating decision maker.

	PV								Total
			Ellomay			Bio			reportable		Total
	Italy	Spain	Solar	Talasol	Israel[1]	Gas	Dorad	Manara	segments	Reconciliations	consolidated
	For the year ended December 31, 2021
	€ in thousands

Revenues	-	2,587	-	28,494	4,255	12,686	51,630	-	99,652	(54,869)	44,783
Operating expenses	-	(472)	-	(6,239)	(367)	(10,446)	(39,175)	-	(56,699)	39,175	(17,524)
Depreciation expenses	-	(904)	-	(10,546)	(2,374)	(3,135)	(5,539)	-	(22,498)	7,422	(15,076)
Gross profit (loss)	-	1,211	-	11,709	1,514	(895)	6,916	-	20,455	(8,272)	12,183
Project development costs											(2,508)
General and
administrative expenses											(5,661)
Share of loss of equity
accounted investee											117
Operating profit											4,131
Financing income											2,931
Financing expenses in connection
with derivatives and warrants, net											(841)
Financing expenses, net											(28,974)
Loss before taxes
on Income											(22,753)
Segment assets as at
December 31, 2021	1,715	13,841	14,456	246,172	38,809	34,570	118,435	107,678	575,676	(24,529)	551,147

[1] The Talmei Yosef PV Plant located in Israel is presented under the fixed asset model and not under the financial asset model as per IFRIC 12.
	PV							Total
								reportable		Total
	Italy	Spain	Israel	Talasol	Biogas	Dorad	Manara	segments	Reconciliations	consolidated
	For the year ended December 31, 2020
	€ in thousands

Revenues	-	2,577	4,089	-	6,002	57,495	-	70,163	(60,518)	9,645
Operating expenses	-	(463)	(379)	-	(4,109)	(44,489)	-	(49,440)	44,489	(4,951)
Depreciation and amortization expenses	-	(905)	(2,310)	-	(1,457)	(5,674)	-	(10,346)	7,371	(2,975)
Gross profit (loss)	-	1,209	1,400	-	436	7,332	-	10,377	(8,658)	1,719
Project development costs										(3,491)
General and
administrative expenses										(4,512)
Share of profits (loss) of
equity accounted investee										1,525
Other income, net										2,100
Capital gain (loss)										-
Operating profit										(2,659)
Financing income										2,134
Financing income
(expenses) in connection
with derivatives, net										1,094
Financing expenses, net										(6,862)
Profit before taxes on
Income										(6,293)
Segment assets as at
December 31, 2020	503	17,574	36,521	232,955	36,253	109,983	21,925	455,714	4,458	460,172
	PV							Total
								reportable		Total
	Italy	Spain	Israel	Talasol	Biogas	Dorad	Manara	segments	Reconciliations	consolidated
	For the year ended December 31, 2019
	€ in thousands

Revenues	10,082	2,987	4,114	-	4,786	63,416	-	85,385	(66,397)	18,988
Operating expenses	(1,422)	(504)	(325)	-	(4,387)	(48,558)	-	(55,196)	48,558	(6,638)
Depreciation and amortization expenses	(3,668)	(903)	(2,271)	(30)	(1,353)	(5,031)	-	(13,256)	6,840	(6,416)
Gross profit (loss)	4,992	1,580	1,518	(30)	(954)	9,827	-	16,933	(10,999)	5,934
Project development costs										(4,213)
General and
administrative expenses										(3,827)
Share of profits (loss) of
equity accounted investee										3,086
Other income, net										(2,100)
Capital gain (loss)										18,770
Operating profit										17,650
Financing income										1,827
Financing income
(expenses) in connection
with derivatives, net										897
Financing expenses, net										(10,877)
Profit before taxes on
Income										9,497
Segment assets as at
December 31, 2019	-	16,324	38,942	118,848	18,463	116,561	2,473	311,611	(1,439)	310,172

Schedule of Segment Assets Consist of Current Assets and Fixed Assets
The following table lists the revenues from the Company's operations in Israel, the Netherlands, Italy and Spain:

	For the year ended December 31
	2021	2020	2019
	€ in thousands
Israel	1,016	1,066	1,133
Italy	-	-	10,082
The Netherlands	12,686	6,002	4,786
Spain (including Talasol Project)	31,081	2,577	2,987
Total revenues	44,783	9,645	18,988

Schedule of Fixed Assets, Net from Company's Operation
The following table lists the fixed assets, net from the Company’s operations in Israel, Spain and the Netherlands:

	As at December 31
	2021	2020
	€ in thousands
Israel	78,928	16,651
Spain	232,897	217,339
The Netherlands	28,240	30,105
Total fixed assets, net	340,065	264,095